Share-Based Payment	12 Months Ended
Dec. 31, 2015
Share-Based Payment
19.	SHARE-BASED PAYMENT

In March 2005, the Group adopted the 2005 Share Incentive Plan (the “Plan”) which allows the Group to offer a variety of incentive awards to employees and directors of the Group. For the year ended December 31, 2005, options to purchase 40,000,000 ordinary shares were authorized under the Plan. Under the terms of the Plan, options are generally granted at prices equal to the fair market value of the Group’s shares listed on NASDAQ and expire 10 years from the date of grant. The options vest in accordance with the terms of the agreement separately entered into by the Group and grantee at the time of the grant.

A summary of the share option activity during the years ended December 31, 2013, 2014 and 2015 are as follows:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life
Outstanding at January 1, 2013	35,801,636	$0.279	8.5
Granted	—	—	—
Exercised	—	—	—
Forfeited or expired	(3,840,000)	$0.254	—

Outstanding at December 31, 2013	31,961,636	$0.258	7.5
Granted	—	—	—
Exercised	—	—	—
Forfeited or expired	(1,620,000)	—	—

Outstanding as of December 31, 2014	30,341,636	$0.259	6.5
Granted	—	—	—
Exercised	—	—	—
Forfeited or expired	(960,000)	—	—

Outstanding as of December 31, 2015	29,381,636	$0.259	5.5
Exercisable as of December 31, 2015	29,381,636	$0.259	5.5
Vested as of December 31, 2015	29,381,636	$0.259	5.5

During 2013, 2014 and 2015, the Group recognized compensation expense of $1,246, $753 and $nil, respectively. No options were exercised during the years ended December 31, 2013, 2014 and 2015.

No unrecognized compensation as of December 31, 2015 as all the options were vested.